Deferred Taxation - Additional Information (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset has been recognized	¥ 25,500,000	$ 3,919,000	¥ 23,836,000
Temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized	1,176,892,000	180,885,000	1,157,854,000
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset has been recognized	144,767,000	$ 22,250,000	130,747,000
No deferred tax asset in relation to unused tax losses has been recognized	¥ 0		¥ 9,680,000